LONG-TERM LOANS (Schedule of Future Repayments of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
2021	$ 3,092
2022	2,740
Future repayments of long-term loan	$ 5,832	$ 8,491